Intangible Assets - Amortization (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 7,000,000	$ 200,000	$ 13,200,000	$ 300,000
Amortization expense, remainder of fiscal year	13,900,000		13,900,000
Amortization expense 2023	8,600,000		8,600,000
Amortization expense 2024	8,600,000		8,600,000
Amortization expense 2025	8,600,000		8,600,000
Amortization expense 2026	8,600,000		8,600,000
Amortization expense 2027	$ 800,000		$ 800,000